Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of loan agreement through credit facility

	December 31, 2024	December 31, 2023
Accounts receivable
Current:
Sanitation services (ii)	173,466	169,515
Allowance for losses	(51,706)	(50,498)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (iii) and (iv)	84,973	36,241
- GESP Agreement – 2015 (vi)	112,813	106,022

Total current	319,546	261,280

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (vi)	907,514	933,911

Total noncurrent	908,875	935,272

Total receivables	1,228,421	1,196,552

Assets:
Sanitation services	123,121	120,378
Reimbursement of additional retirement and pension benefits (G0)	1,105,300	1,076,174

Total	1,228,421	1,196,552

Liabilities:
Interest on capital payable	458,985	420,564

Schedule of loan agreement through credits facility

	2024	2023	2022

Revenue from sanitation services	891,312	775,988	661,955
Payments received from related parties	(843,026)	(741,089)	(632,501)

Payment received from reimbursement referring to Law 4,819/58	(178,941)	(189,713)	(186,690)